Related party and employee transactions	12 Months Ended
Dec. 31, 2016
Related party and employee transactions [Abstract]
Related party and employee transactions
18.	Related party and employee transactions

(a)	Amounts due from related parties

	December 31,	December 31,
	2015	2016
	US$	US$
Shaanxi Zhongmao	45,072,727	-
Ruihao Rongtong	10,816,284	-
Beijing Starry Sky Cinema Co., Ltd.	2,741,161	17,731,875

	58,630,172	17,731,875

As of December 31, 2015, the balance due from Shaanxi Zhongmao, Ruihao Rongtong and Beijing Starry Sky Cinema are related to advances for operational needs without any fixed payments terms. This balance is unsecured, bears no interest, and is expected to be repaid in one year.

As of December 31, 2016, the balance due from Beijing Starry Sky Cinema is related to advances for operational needs without any fixed payments terms. This balance is unsecured, bears no interest, and is expected to be repaid in one year.

During the year ended December 31, 2016, the Group received full reimbursement of US$3.12 million relating to software technical services from Beijing Aijieli Technology Development Co., Ltd. (“Aijieli”), a company owned by senior management members of the Company. During the year ended December 31, 2016, the Group also made advances to Aijieli for its start-up needs amounting to US$4.35 million, which was repaid in full by Aijieli as of December 31, 2016.

On June 28, 2016, the Group sold 6% of its equity interest in Xinyuan Service to key management personnel (see Note 25) for US$506,696, which was based on an appraised value by an independent valuer.

On November 10, 2016, the Group sold 21.05% of its equity interest in Shanghai Hexinli (see Note 25), a dormant company with no operations to key management personnel for US$337,344, calculated by multiplying the percentage sold with Shanghai Hexinli’s paid-in capital.

(b)	Amounts due to related party

	December 31,	December 31,
	2015	2016
	US$	US$
Shenzhen Pingjia Investment Management Co., Ltd.	-	66,229,724

Shenzhen Pingjia Investment Management Co., Ltd. (“Shenzhen Pingjia”) is the non-controlling interest shareholder of Zhengzhou Xinnan, one of the Company’s subsidiaries (see Note 25). As of December 31, 2016, Shenzhen Pingjia advanced US$63,572,149 of working capital funds to Zhengzhou Xinnan that is expected to be repaid in one year. Of the amount advanced, US$24,086,781 was in the form of an unsecured interest bearing loan at an annual rate of 12%, which has no fixed payment terms, and bears accrued interest amounting US$2,657,575 as of December 31, 2016. The remaining advances were unsecured and bore no interest.

On August 1, 2016, the Group entered into a sale and leaseback of shopping mall equipment agreement with Shenzhen Zhong An, which is a joint venture of the Group (see Note 13).

On November 10, 2016, the Group acquired 70% of Xinrock, a dormant company with no operations from a senior management member at nil consideration. The remaining 30% equity interest in Xinrock is held by key management personnel (see Note 25).

(c)	Amounts due from employees

	December 31,	December 31,
	2015	2016
	US$	US$
Advances to employees	350,919	620,462

The balance represents cash advances to employees for traveling expenses and other expenses. The balances are unsecured, bear no interest and have no fixed payment terms.

(d)	Others

For the year ended December 31, 2016, total directors’ remuneration amounted to US$10,295,641 (2014: US$8,145,311; 2015: US$8,549,672).

All other related party transactions have been disclosed in Notes 2a and 12.